Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Share Capital

	2018 RMB million	2017 RMB million
Registered, issued and fully paid of RMB1.00 each
A shares listed on The Shanghai Stock Exchange (“A Shares”)	9,808	9,808
H shares listed on The Stock Exchange of Hong Kong Limited (“H Shares”)	4,659	4,659

	14,467	14,467

Summary of Movements in Share Capital	A summary of movements in the Company’s share capital is as follows:

Number of shares in issue
At January 1, 2018	14,467
Issue of shares	—

At December 31, 2018	14,467